Note 5 - Capital Leased Assets (Details Textual)		1 Months Ended	12 Months Ended
	Jan. 01, 2017 USD ($)	Nov. 30, 2003	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Capital Leases, Future Minimum Payments Due, Next Twelve Months			$ 141,000
Capital Leases, Balance Sheet, Assets by Major Class, Net			6,035,000	$ 6,042,000
Capital Lease Obligations Incurred			298,000
Waste Management Services [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net			100,000	$ 100,000
Golf and Related Operations [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net			300,000
Golf and Related Operations [Member] | Subsequent Event [Member]
Capital Lease Obligations Incurred	$ 600,000
Squaw Creek Country Club Lease [Member]
Initial Lease Term		10 years
Number of Consecutive Renewal Term Options		4
Renewal Lease Term		10 years
Capital Leases, Future Minimum Payments Due, Next Twelve Months			15,000
Leasehold Improvements Required to be Made Per Year			$ 150,000